INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The below tables summarize the fair value of the Plan’s investments at December 31, 2025 and 2024, respectively, for investments measured at fair value on a recurring basis. During the years ended December 31, 2025 and 2024, no assets were measured using significant unobservable inputs (Level 3).

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
December 31, 2025
Mutual Funds	$93,435,848	$93,435,848	$—
Humana Unitized Stock Fund/Humana Common Stock	258,031,418	258,031,418	—
Personal Choice Retirement Account	478,942,203	371,091,701	107,850,502
Total Investments in the fair value hierarchy	$830,409,469	$722,558,967	$107,850,502
Common/Collective Trust Funds (1)	7,464,260,921	—	—
Stable Value Fund/Money Market Fund (1)	12,447,260	—	—
Humana Unitized Stock Fund / Money Market Fund (1)	2,404,731	—	—
Total Investments, at fair value	$8,309,522,381	$722,558,967	$107,850,502

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
December 31, 2024
Mutual Funds	$94,373,872	$94,373,872	$—
Humana Unitized Stock Fund/Humana Common Stock	275,599,910	275,599,910	—
Personal Choice Retirement Account	402,085,878	306,161,386	95,924,492
Total Investments in the fair value hierarchy	$772,059,660	$676,135,168	$95,924,492
Common/Collective Trust Funds (1)	6,498,487,899	—	—
Stable Value Fund/Money Market Fund (1)	7,737,923	—	—
Humana Unitized Stock Fund / Money Market Fund (1)	4,386,628	—	—
Total Investments, at fair value	$7,282,672,110	$676,135,168	$95,924,492
(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent practical expedient) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.